RELATED PARTIES - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and equivalents	$ 17,032,857	$ 36,642,829	$ 34,025,535	$ 30,117,236
Accounts receivable	188,313,361	231,573,437
Other assets	608,650	680,476
Liabilities
Deposits	173,341,149	234,470,422
Financial obligations	72,116,775	73,282,326
Other liabilities	10,141,802	11,545,756
IBR rate 3M
Liabilities
Loans receivable, related party	$ 201,954
Loan Receivable Term	24 months
Variable rate	4.50%
SOFR rate 3M
Liabilities
Loans receivable, related party	$ 1,303,971
Loan Receivable Term	36 months
Variable rate	3.50%
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	$ 18,375	10,839
Accounts receivable	35	58
Liabilities
Deposits	260,079	191,333
Accounts payable	292	583
Financial obligations	13	2
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	8,822	8,592
Accounts receivable	19	8
Liabilities
Deposits	29,704	29,704
Accounts payable	214	375
Financial obligations	74	12
Associates [member]
Assets
Investments	1,798,710	1,489,672
Financial assets in credit operations	553,830	541,293
Accounts receivable	14,288	20,761
Other assets	7,941	8,974
Liabilities
Deposits	176,414	110,142
Accounts payable	19,983	15,685
Other liabilities	7,032	2,492
Entities controlled by individuals [Member]
Assets
Cash and equivalents	292
Investments	3,047,516
Financial assets in credit operations	3,228,184	1,551,342
Accounts receivable	2,154,112	351,582
Other assets	28,290	4,526
Liabilities
Deposits	1,099,251	1,910,253
Accounts payable	153,676	771,804
Financial obligations	20,279
Other liabilities	114	1,234
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	161,569	187,466
Accounts receivable	6	2
Other assets	3,028
Liabilities
Deposits	14,351	12,914
Accounts payable	$ 5,033	$ 10